SCHEDULE OF LOANS PAYABLE (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Opening balance	$ 86,571	$ 93,317
Fair value adjustment		(4,891)
Repayment of loans payable	(3,373)	(6,746)
Accretion expense	2,573	4,891
Ending balance	85,771	86,571
Current loans payable	84,085	81,512
Non-current loans payable	1,686	5,059
Ending balance	$ 85,771	$ 86,571